● warrants to a broker to acquire 5,500 common shares for a fair value of $13,470 recorded as general and administrative expenses with a corresponding increase in additional paid-in capital valued using the Black-Scholes option pricing model accordi (Details) - $ / shares
	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Expected volatility	2181.00%
Exercise price	$ 2.11
Stock price	$ 2.00
Expected life	3 years
Risk-free interest rate	0.37%
Dividend yield	0.00%	0.00%
Minimum [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Expected volatility		415.50%
Exercise price		$ 0.40
Stock price		$ 0.37
Expected life		3 years
Risk-free interest rate		0.19%
Maximum [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Expected volatility		506.80%
Exercise price		$ 4.50
Stock price		$ 2.70
Expected life		5 years
Risk-free interest rate		0.39%